Contract liabilities (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Contract liabilities
Opening balance	$ 898,713	$ 20,443
Business acquisition		482,173
Payments received in advance	2,502,080	1,199,958
Boat sale deposits	87,609
Payments reimbursed	(2,615)	(37,842)
Transferred to revenues	(2,475,307)	(766,019)
Currency translation	18,838
Closing balance	$ 1,029,318	$ 898,713